Schedule of Assets (Schedule of Assets (Held at End of Year) II) (Details) - EBP 003 [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,657,140,252
Participant Loans	$ 20,560,905
EIN	11-3136595
Employee Benefit Plan Plan Number	003
Minimum [Member]
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Interest rate	4.25%
Maximum [Member]
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Interest rate	10.50%
Common Collective Trust Funds [Member]
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 1,334,523,181
Mutual Fund [Member]
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 285,506,316